Accruals	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accruals	45 Accruals

	2017	2016
Accrued interest	183	131
Accrued expenses	147	106
At December 31	329	237
The carrying amounts disclosed reasonably approximate the fair values as at the year-end.